Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000060325
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Managed Account CoreBuilder<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Shares - Series M
Without Sales Load [Member] | C000060325
Average Annual Return [Line Items]
Average Annual Return, Percent	3.50%	1.62%	2.95%
ALLSPRING Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.05%	0.99%	2.25%